Pensions and other post retirement benefits - Security arrangements (Details) - UK Pensions £ in Millions	Mar. 31, 2019 GBP (£)
National Grid UK Pension Scheme - Section A
Disclosure of defined benefit plans [line items]
Value of security arrangements	£ 315
Additional amounts payable	72
National Grid UK Pension Scheme - Section B
Disclosure of defined benefit plans [line items]
Value of security arrangements	179
Maximum additional amounts payable	280
NGEG of ESPS
Disclosure of defined benefit plans [line items]
Value of security arrangements	250
Maximum additional amounts payable	£ 500